Income Taxes - Schedule of Income (Loss)/ Income Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income (Loss)/ Income Before Income Taxes [Line Items]
Total (loss)/income before income taxes	$ 26,770,742	$ 4,960,441	$ (7,903,513)
Singapore [Member]
Schedule of Income (Loss)/ Income Before Income Taxes [Line Items]
Total (loss)/income before income taxes	13,449,704	2,996,740	(7,434,114)
Non-Singapore [Member]
Schedule of Income (Loss)/ Income Before Income Taxes [Line Items]
Total (loss)/income before income taxes	$ 13,321,038	$ 1,963,701	$ (469,399)